DEBT ISSUED AND OTHER OBLIGATIONS (Details 6) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total	$ 5,950,038	$ 5,460,253
Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Total	1,041,182	1,083,296
Subordinated Bonds [Member] | 1 Month [Member]
Disclosure of detailed information about borrowings [line items]
Total		32,148
Subordinated Bonds [Member] | Due Within 1 And 2 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	21,500
Subordinated Bonds [Member] | 2 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total		23,622
Subordinated Bonds [Member] | 3 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total
Subordinated Bonds [Member] | 4 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	22,303
Subordinated Bonds [Member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 997,379	$ 1,027,526